RETIREMENT BENEFIT PLANS - Disclosure of Benefits Expected To Be Paid (Details) £ in Millions	Dec. 31, 2025 GBP (£)
No later than one year
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 503
Later than one year and not later than two years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	423
Later than two years and not later than three years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	439
Later than three years and not later than four years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	460
Later than four years and not later than five years
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	475
Five years ending 2035
Disclosure of net defined benefit liability (asset) [line items]
Benefits expected to be paid	£ 2,445